UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Braeside Investments, LLC
Address: 5430 LBJ Freeway
         Suite 1555
         Dallas, Texas  75240

13F File Number:  028-14720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven McIntyre and Todd Stein
Title:     Managers of Braeside Investments, LLC
Phone:     214.276.9001

Signature, Place, and Date of Signing:

 /s/ Steven McIntyre     Dallas,  Texas/USA     August 10, 2012
 /s/ Todd Stein          Dallas,  Texas/USA     August 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $105,319 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102      319  1432400 SH  PUT  SOLE                  1432400
ISHARES GOLD TRUST             ISHARES          464285105     6452   414655 SH       SOLE                   414655
ISHARES SILVER TRUST           ISHARES          46428Q109    15437   579263 SH       SOLE                   579263
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    17224   384726 SH       SOLE                   384726
MICROSOFT CORP                 COM              594918104    12459   407293 SH       SOLE                   407293
PAN AMERICAN SILVER CORP       COM              697900108     7259   430052 SH       SOLE                   430052
SPDR GOLD TRUST                GOLD SHS         78463V107    25249   162695 SH       SOLE                   162695
USA MOBILITY INC               COM              90341G103    20920  1626730 SH       SOLE                  1626730